Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Total assets measured at fair value	$ 3,905	$ 14,055
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets measured at fair value	3,905	14,055
Significant other observable inputs (Level 2)
Assets:
Total assets measured at fair value	0	0
Significant unobservable inputs (Level 3)
Assets:
Total assets measured at fair value	0	0
Cash
Assets:
Cash and cash equivalents, fair value disclosure	823	1,012
Cash | Quoted prices in active markets for identical assets (Level 1)
Assets:
Cash and cash equivalents, fair value disclosure	823	1,012
Money Market Funds
Assets:
Cash and cash equivalents, fair value disclosure	3,082	13,043
Money Market Funds | Quoted prices in active markets for identical assets (Level 1)
Assets:
Cash and cash equivalents, fair value disclosure	3,082	13,043
Money Market Funds | Significant other observable inputs (Level 2)
Assets:
Cash and cash equivalents, fair value disclosure	0	0
Money Market Funds | Significant unobservable inputs (Level 3)
Assets:
Cash and cash equivalents, fair value disclosure	$ 0	$ 0